Revenue - Summary of Revenue Disaggregated by Service Type, and Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,385,294	$ 1,305,974	$ 1,262,881
Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,750,978	1,522,285	1,246,484
Master services agreement | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,383,377	1,102,412	885,513
Bid contract | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	367,601	419,873	360,971
Unit price contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,380,256	1,258,419	968,856
Fixed price contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	112,924	117,298	127,497
Time and materials contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	257,798	146,568	150,131
Gas infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,238,974	1,123,682	891,139
Electric power infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	247,717	32,629	18,114
Other | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 264,287	$ 365,974	$ 337,231